Loss per share calculation - Summary of loss per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss for the year	$ (32,662)	$ (32,552)	$ (26,754)
Number of ordinary shares issued at December 31	1,166,326,584	1,010,388,454	832,146,748
Weighted average basic number of ordinary shares	1,026,932,569	918,847,427	767,069,645
Dilution effect (treasury stock method)	5,058,154	21,586,108	6,323,417
Weighted average diluted number of shares	1,031,990,723	940,433,535	773,393,062
Loss per share for the year (basic and diluted)	$ (0.03)	$ (0.04)	$ (0.03)